Goodwill and Other Intangibles (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill		$ 1,373,621	$ 1,373,621
Other intangibles		$ 83,645